Consolidated Balance Sheets (Parenthetical) (Predecessor [Member])	Nov. 03, 2011	Dec. 31, 2010
Predecessor [Member]
Common stock, shares authorized	225,000,000	225,000,000
Common stock, shares issued		71,995,502
Common stock, shares outstanding		71,995,502
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0